COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES:

Commitment to pay royalties to the Israel Innovation Authority and other participation grants

Since incorporation of the Company and through 2024, the Company received grants for participation in research and development from the IIA, BIRD and governments entities. In the case of project termination and/or unsuccessful development prior to having a mature product and beginning of sales, the Company does not have any commitment to pay royalties. As a precondition for receiving the grants, the Company committed to pay royalties at a total of up to 16% of revenue from selling the products that were developed with participation of the IIA and other entities, and up to the amount of grants received, based on a letter of commitment entered with those entities.

Total contingent obligations as of December 31, 2024 and 2023, amounted to $2.4 million and $2.0 million, respectively.

The Company receives royalty-bearing grants, which represent participation of BIRD in approved programs for funding, covering up to 50% of project development costs. The Company is committed to pay royalties to BIRD at a rate of 5% of the sales of its product, up to 113% if full repayment is made by April 2025, 125% if full repayment is made by April 2026, 138% if full repayment is made by April 2027, and 150% if full repayment is made after April 2027.

The Company is committed to pay royalties to the Israeli Government at a rate of 3% to 5% of the sales of its product, up to 100% of the amount of the grants received plus annual interest, as such term is defined under the IIA’s rules and guidelines.

These grants are recognized as a reduction of research and development expenses as the related costs are incurred. The amounts deducted from research and development expenses are $0.02 million, $0.1 million and $0.4 million for the years ended on December 31, 2024, 2023 and 2022, respectively.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Following to the Company’s commitment to pay royalties, and the sales incurred during 2024 and 2023, the Company recorded expenses of $0.1 million and $0.1 million for royalties to the IIA and other governmental institutions in 2024 and 2023, respectively. The expenses were recorded as cost of revenue.

Engagement in collaborations agreements and pilot programs

1.	Collaboration agreement with Blink

In February 2020, the Company engaged in a collaboration agreement with Blink, a company engaged in development, marketing, and distribution of equipment for electric vehicles, for the development of an energy storage system for the U.S. market designed to accelerate EV charging. 50% of the project’s approved budget was funded by BIRD. Under the agreement, the Company is responsible for the development and manufacturing of the facility for the U.S. market in compliance with U.S. standards, while Blink is responsible for the manufacturing of a high-power EV charger, and for the marketing and distribution of the joint product. The Company is committed under the agreement to pay 5% royalties on U.S. sales and up to the amount of the grant.

2.	Collaboration agreement with Afcon Electric Transportation LTD.

In July 2022, the Company entered into an agreement with Afcon Electric Transportation Ltd. (hereafter - “Afcon”), in a cooperation agreement for the establishment and execution of a pilot for an ultra-fast charging infrastructure for electric vehicles, based on a ZOOZTER-100 kinetic storage system in combination with the energy management software (EMS) for smart management of power consumption on the site produced by the Company. The pilot was ended successfully.

3.	Collaboration agreement with New York Power Authority

On September 12, 2022, the Company engaged in a cooperation agreement with the NYPA for the development, installation, integration and demonstration of the Company’s systems for use as ultra-fast charging infrastructure for electric vehicles, in locations with limited power grid capacity. Under the agreement, the Company is expected to construct and demonstrate with NYPA’s funding of up to $0.9 million, of which the Company received $0.3 million during 2024 and $0.5 million during 2023) an ultra-fast charging station based on the Company’s system. According to the contract, the Company is obliged to pay royalties in the range between 1.5% to 2% until the receipts received from NYPA are fully covered.

The amounts deducted from sales and marketing expenses are $0.3 million, and $0.2 million for the years ended on December 31, 2024 and 2023, respectively.